24. Net Loss Per Share of Common Stock (Details - Antidilutive shares) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	665,958	555,510	944,438
Share options and non-vested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	502,573	555,510	695,364
Convertible bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	163,385	0	249,074